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PAGE 1

PROSPECTUS SUPPLEMENT June 27, 1997*

IDS Innovations Fund (Oct. 31, 1996)

The following is added at page 6 under Performance and is intended to update the financial information in the prospectus:

Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Period ended April 30,
Per share income and capital changes(a)

                                           Class A     Class B      Class Y
                                              1997(b)     1997(b)      1997(b)

Net asset value,                             $5.00       $5.00        $5.00
beginning of period

Income from investment operations:

Net investment loss                           (.02)       (.04)        (.02)
Net losses (both realized                    (1.10)      (1.10)       (1.10)
and unrealized)

Total from investment operations             (1.12)      (1.14)       (1.12)

Net asset value,                             $3.88       $3.86        $3.88
end of period

Ratios/supplemental data:
                                           Class A     Class B      Class Y
                                              1997(b)     1997(b)      1997(b)

Net assets, end of period                   $2,559         $77          $78
(in thousands)

Ratio of expenses to                          1.35%(c)    2.10%(c)     1.35%(c)
average daily net assets(e)
Ratio of net  loss                           (1.20%)(c)  (1.94%)(c)   (1.22)%(c)
to average daily net assets

Total return(d)                              (22.5)%     (22.7)%      (22.5)%

Portfolio turnover rate                         75%         75%          75%
(excluding short-term securities
for the underlying Portfolio)

Average brokerage commission                $.0430      $.0430       $.0430
rate for the underlying Portfolio(f)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to April 30, 1997 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect payment of a sales charge.
e During the period from Nov. 13, 1996 to April 30, 1997,  AEFC  reimbursed  the
  Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.65%, 3.40%, and 2.65% for Classes A, B and Y, respectively.
f The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.






*Valid until next prospectus update
 Destroy Dec. 30, 1997


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PAGE 2

PART C SUPPLEMENT June 27, 1997*

IDS Global Series, Inc. Post-Effective Amendment No. 26
(File No. 33-25824)

The following is added to item 24(a) of Part C:

IDS Global Series, Inc. - IDS Innovations Fund
Statement of assets and liabilities, May 31, 1997
Statement of operations, for the one month ended May 31, 1997
Statement of changes in net assets, for the one month ended May 31, 1997:

Financial statements
Statement of assets and liabilities
IDS Innovations Fund
May 31, 1997

                      Assets                                         (Unaudited)

Investment in World Technologies Portfolio                           $3,273,093
Other receivables                                                            55
Organizational cost                                                          42
                                                                     ----------
Total assets                                                          3,273,190
                                                                     ----------
                    Liabilities

Other accrued expenses                                                   17,022
                                                                     ----------
Total liabilities                                                        17,022
                                                                     ----------
Net assets applicable to outstanding capital stock                   $3,256,168
                                                                     ==========
                  Represented by

Capital stock -- $.01 par value                                          $7,000
Additional paid-in capital                                            3,493,000
Net operating loss                                                      (20,699)
Accumulated net realized loss                                          (652,177)
Unrealized appreciation of investments and on translation
    of assets and liabilities in foreign currencies                     429,044
                                                                     ----------
Total -- representing net assets applicable to outstanding
   capital stock                                                     $3,256,168
                                                                     ==========

Net assets applicable to outstanding shares: Class A                 $3,070,453
                                             Class B                 $   92,668
                                             Class Y                 $   93,047
Net asset value per share of outstanding capital stock
                                             Class A shares  660,000 $     4.65
                                             Class B shares   20,000 $     4.63
                                             Class Y shares   20,000 $     4.65



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PAGE 3

Financial statements
Statement of operations
IDS Innovations Fund
For the one month ended May 31, 1997

                 Investment income

                                                                     (Unaudited)
Income:
Dividends                                                             $      --
                                                                      ---------
Total income                                                                 --
                                                                      ---------
Expenses:
Expenses, including investment management services fee,
    allocated from World Technologies Portfolio                           1,875
Distribution fee-- Class B                                                   53
Transfer agency fee                                                           3
Administrative services fees and expenses                                   148
Postage                                                                      25
Registration  fees                                                        2,487
Reports to shareholders                                                      25
Audit fees                                                                   79
                                                                      ---------
Total expenses                                                            4,695
   Less expenses voluntarily reimbursed by AEFC                          (1,997)
                                                                      ---------
Total net expenses                                                        2,698
                                                                      ---------
Investment loss -- net                                                   (2,698)
                                                                      ---------
     Realized and unrealized gain (loss) -- net
Net realized loss on security and foreign currency transactions         (40,391)
Net change in unrealized appreciation or depreciation of investments
   and on translation of assets and liabilities in foreign currencies   585,857
                                                                      ---------
Net loss on investments and foreign currencies                          545,466
                                                                      ---------
Net decrease in net assets resulting from operations                   $542,768
                                                                      =========

Financial statements
Statement of changes in net assets
IDS Innovations Fund
For the one month ended May 31, 1997

                    Operations                                       (Unaudited)

Investment  loss -- net                                                $ (2,698)
Net realized loss on  investments  and foreign
currencies                                                              (40,391)
Net change in unrealized  appreciation  or  depreciation of investments
and on translation of assets and liabilities in foreign currencies       585,857
                                                                      ----------
Net increase in net assets resulting from operations                     542,768
Net assets at beginning of period                                      2,713,400
                                                                      ----------
Net assets at end of period                                           $3,256,168
                                                                      ==========














*Valid until next prospectus update